ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Schedule of components of accounts receivable
The components of accounts receivable at December 31 were as follows:

	2018	2017 As adjusted
Trade receivables	$154,593	$142,514
Less: allowance for doubtful accounts	(2,968)	(1,827)
	151,625	140,687
Sales taxes receivable	3,016	3,120
R&D tax credits	3,783	4,408
Financing receivables	1,876	1,442
Contract assets (note 2(c))	1,953	852
Other receivables	9,472	22,545
	$171,725	$173,054

Schedule of movement in the allowance for doubtful accounts
The movement in the allowance for doubtful accounts during the years ended December 31 were as follows:

	2018	2017	2016
Balance, beginning of year	$1,827	$2,486	$2,088
Bad debt expense (recovery)	1,159	(535)	383
Write-offs and settlements	9	(194)	15
Foreign exchange	(27)	70	—
	$2,968	$1,827	$2,486